Share-based Compensation - Schedule of Vesting of Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payments	$ 11,884	$ 9,152	$ 8,856
Employee 2013 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares issued under the 2013 EIP	261,984	347,509	454,548
Share-based payments	$ 1,006	$ 2,242	$ 5,497